Provisions and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Provisions and Accrued Expenses	Provisions and accrued expenses consist of the following:

	As at
	March 31, 2019	March 31, 2018
Accrued expenses	27,619	28,826

Total	$27,619	$28,826